Summary of Significant Accounting Policies (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 1,553,909	$ 407,323	$ 371,300
Total cash and cash equivalent, Percentage	100.00%	100.00%	100.00%
United States [Member]
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents
Total cash and cash equivalent, Percentage
China Member [Member]
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 1,553,909	$ 407,323	$ 371,300
Total cash and cash equivalent, Percentage	100.00%	100.00%	100.00%